UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/12

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.): [  ] is a restatement
                                        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management LLC
Address: 303 W. Madison, Suite 700
         Chicago, IL 60606

Form 13F File Number: 28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Chamberlain
Title:   CCO
Phone:   312-553-4844

Signature, Place, and Date of Signing:

/s/ Susan Chamberlain                Chicago, IL                        11/12/12
---------------------                -----------                        --------
     [Signature]                    [City, State]                        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           HOLLAND CAPITAL MANAGEMENT

                             FORM 13F SUMMARY PAGE
                             AS OF DATE: 09/30/2012


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        1

FORM 13F INFORMATION TABLE ENTRY TOTAL:   75

FORM 13F INFORMATION TABLE VALUE TOTAL:   $2,302,104
                                          (thousands)

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

1        028-14511                American Beacon Advisors, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.O. Smith                                      831865209     3746    65100 SH       Sole                                      65100
Adobe Systems                                   00724f101    53308  1643542 SH       Sole                                    1643542
Advance Auto Parts                              00751y106    53556   782525 SH       Sole                                     782525
Amazon                                          023135106    84826   333540 SH       Sole                                     333540
Apple                                           037833100   102534   153700 SH       Sole                                     153700
Automatic Data Processing                       053015103    18324   312370 SH       Sole                                     312370
Berkshire Hathaway Class B                      084670702    27410   310765 SH       Sole                                     310765
BioMarin                                        09061g101     5441   135150 SH       Sole                                     135150
BlackRock                                       09247x101    19814   111130 SH       Sole                                     111130
Boston Beer Company                             100557107     1859    16600 SH       Sole                                      16600
Cameron Intl                                    13342b105     3204    57150 SH       Sole                                      57150
Cerner                                          156782104    36579   472670 SH       Sole                                     472670
Children's Place                                168905107     3981    66350 SH       Sole                                      66350
Cisco Systems                                   17275r102    66517  3483480 SH       Sole                                    3483480
Citrix Systems                                  177376100   100821  1317430 SH       Sole                                    1317430
Compass Minerals                                20451n101     4192    56200 SH       Sole                                      56200
Costco                                          22160k105    47586   475100 SH       Sole                                     475100
Covidien                                        G2554F113    80321  1351745 SH       Sole                                    1351745
DaVita                                          23918K108    24825   239600 SH       Sole                                     239600
DENTSPLY Intl                                   249030107     2012    52750 SH       Sole                                      52750
Donaldson                                       257651109     4651   134000 SH       Sole                                     134000
Ecolab Inc.                                     278865100    24600   379575 SH       Sole                                     379575
Expeditors International                        302130109    16668   458530 SH       Sole                                     458530
Exxon Mobil                                     30231G102    33163   362640 SH       Sole                                     362640
Fiserv, Inc.                                    337738108     4823    65150 SH       Sole                                      65150
Global Payments                                 37940X102     2169    51850 SH       Sole                                      51850
Google                                          38259p508    67049    88865 SH       Sole                                      88865
Green Mountain Coffee Roasters                  393122106     2422   102000 SH       Sole                                     102000
Greenhill & Co.                                 395259104    33160   640780 SH       Sole                                     640780
H.J. Heinz                                      423074103    36484   652080 SH       Sole                                     652080
Halliburton Company                             406216101    38491  1142505 SH       Sole                                    1142505
Healthcare Services Group                       421906108     3772   165000 SH       Sole                                     165000
Honeywell International                         438516106    44481   744450 SH       Sole                                     744450
Hospira                                         441060100    49754  1515965 SH       Sole                                    1515965
IHS                                             451734107    45953   472040 SH       Sole                                     472040
Intel                                           458140100    18728   826666 SH       Sole                                     826666
Intl Business Machines                          459200101    62907   303240 SH       Sole                                     303240
Jacobs Engineering Group                        469814107     2349    58100 SH       Sole                                      58100
Laboratory Corporation of Amer                  50540R409    56104   606730 SH       Sole                                     606730
Linear Technology                               535678106     1763    55400 SH       Sole                                      55400
McCormick & Co.                                 579780206     3251    52400 SH       Sole                                      52400
Mead Johnson                                    582839106    45921   626645 SH       Sole                                     626645
MICROS Systems                                  594901100    38278   778645 SH       Sole                                     778645
Microsoft                                       594918104    28776   966919 SH       Sole                                     966919
Monster Beverage                                611740101    28190   521455 SH       Sole                                     521455
MSC Industrial Direct                           553530106    16809   249172 SH       Sole                                     249172
NeuStar                                         64126x201    33892   846675 SH       Sole                                     846675
NIKE                                            654106103    55695   586815 SH       Sole                                     586815
Noble Corporation                               H5833N103     3141    87800 SH       Sole                                      87800
Occidental Petroleum                            674599105    39946   464160 SH       Sole                                     464160
PepsiCo                                         713448108    42456   599911 SH       Sole                                     599911
Polypore                                        73179v103     2156    61000 SH       Sole                                      61000
Portfolio Recovery Associates                   73640q105     4840    46350 SH       Sole                                      46350
Praxair                                         74005p104    40937   394081 SH       Sole                                     394081
Priceline.com                                   741503403    14062    22715 SH       Sole                                      22715
Procter & Gamble                                742718109    17878   257753 SH       Sole                                     257753
QEP Resources Inc.                              74733v100     5488   173350 SH       Sole                                     173350
QUALCOMM                                        747525103    99635  1594919 SH       Sole                                    1594919
Questar Corporation                             748356102     2438   119900 SH       Sole                                     119900
Range Resources                                 75281A109   112835  1614925 SH       Sole                                    1614925
Roper Industries                                776696106    44357   403650 SH       Sole                                     403650
Ross Stores                                     778296103     1922    29750 SH       Sole                                      29750
Sigma-Aldrich                                   826552101     2098    29150 SH       Sole                                      29150
Southwestern Energy                             845467109    32651   938780 SH       Sole                                     938780
Symantec Corporation                            871503108     1756    97700 SH       Sole                                      97700
TD Ameritrade                                   87236y108    23563  1533050 SH       Sole                                    1533050
Tiffany & Co.                                   886547108     5009    80950 SH       Sole                                      80950
Tim Hortons ADR                                 88706m103     4527    87000 SH       Sole                                      87000
Tupperware Brands                               899896104     5190    96850 SH       Sole                                      96850
Under Armour                                    904311107     4684    83900 SH       Sole                                      83900
United Technologies                             913017109    24413   311831 SH       Sole                                     311831
Visa                                            92826c839    74326   553513 SH       Sole                                     553513
WABCO                                           92927k102     5352    92800 SH       Sole                                      92800
Waters Corporation                              941848103    61471   737685 SH       Sole                                     737685
Yum! Brands                                     988498101    83815  1263420 SH       Sole                                    1263420
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